Intangible assets, net	12 Months Ended
Sep. 30, 2021
Intangible assets, net
Intangible assets, net

Note 10 – Intangible assets, net

Intangible assets, net consisted of the following:

	September 30,	September 30,
	2021	2020

Software	$15,867	$15,066
Purchased patents	1,103,768	1,048,066
Subtotal	1,119,635	1,063,133
Less: accumulated amortization	(1,051,208)	(891,846)
Intangible assets, net	$68,427	$171,287

Amortization expense was $111,096, $102,840, and $104,739 for the fiscal years ended September 30, 2021, 2020, and 2019, respectively.

Estimated future amortization expense is as follows:

Amortization
12 months ending September 30,	expense
2022	$68,427
Total	$68,427